Expendable spare parts and supplies, net of provision for obsolescence (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Expendable Spare Parts and Supplies
Expendable spare parts and supplies as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Expendable spare parts	$73,502	$79,427
Supplies	7,931	8,907

Total	$81,433	$88,334

Summary of Rollforward of Inventory Allowance
Changes during the year in the provision of obsolescence for expandable spare parts and suppliers as follows:

	December 31, 2020	December 31, 2019
Balance at beginning of year	$5,330	$6,505
Expense (reversal) for obsolete inventory	(32)	2,075
Write-offs against the allowance	(820)	(3,250)

Balance at end of year	$4,478	$5,330